Lease Obligations and Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Lease Obligations and Commitments [abstract]
Schedule of lease liabilities
$
Lease liabilities recognized as of January 1, 2021	641,251
Lease payments made	(251,383)
Interest expense on lease liabilities	39,836
Foreign exchange adjustment	(61,820)
Lease liabilities recognized as of January 1, 2022	367,884
Lease payments made	(260,184)
Interest expense on lease liabilities	20,860
128,560
Less: current portion	(128,560)
At December 31, 2022 – non-current portion	0

Schedule of rental agreement for office space
Year	Amount
($)
2023	131,576